Credit Risk and Concentrations (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Credit Risk and Concentrations (Details) [Line Items]
Concentration risk, percentage	10.00%	3.00%				10.00%
Purchases from vendors (in Dollars)								$ 14,200
Digital assets (in Dollars)	$ 87				$ 87	$ 5,202		5,202	$ 24
Cash payment (in Dollars)						600		600
Settlement amount (in Dollars)					$ 1,500
Vendor One [Member]
Credit Risk and Concentrations (Details) [Line Items]
Concentration risk, percentage		57.00%
Purchases from vendors (in Dollars)		$ 900						3,800
Vendor Two [Member]
Credit Risk and Concentrations (Details) [Line Items]
Concentration risk, percentage		10.00%
Purchases from vendors (in Dollars)		$ 100						2,600
Vendor Three [Member]
Credit Risk and Concentrations (Details) [Line Items]
Purchases from vendors (in Dollars)								2,600
TTM Vendor [Member]
Credit Risk and Concentrations (Details) [Line Items]
Cash pain in common stock (in Dollars)								12,000
Cash paid (in Dollars)						2,200		2,200
Digital assets (in Dollars)						1,100		1,100
Cash payment (in Dollars)						$ 1,100		$ 1,100
Other Customer [Member]
Credit Risk and Concentrations (Details) [Line Items]
Concentration risk, percentage					10.00%		10.00%
Number of customer					36%
Accounts Receivable [Member]
Credit Risk and Concentrations (Details) [Line Items]
Concentration risk, percentage								11.00%
Total Purchase [Member] | Vendor One [Member]
Credit Risk and Concentrations (Details) [Line Items]
Concentration risk, percentage	40.00%			55.00%	69.00%	36.00%
Purchases from vendors (in Dollars)	$ 1,200			$ 1,700	$ 6,900
Total Purchase [Member] | Vendor Two [Member]
Credit Risk and Concentrations (Details) [Line Items]
Concentration risk, percentage	32.00%			17.00%		25.00%
Purchases from vendors (in Dollars)	$ 900		$ 500					$ 14,200
Total Purchase [Member] | Vendor Three [Member]
Credit Risk and Concentrations (Details) [Line Items]
Concentration risk, percentage	11.00%			10.00%		25.00%
Purchases from vendors (in Dollars)	$ 300		$ 300		$ 1,800
Total Purchase [Member] | Vendor Four [Member]
Credit Risk and Concentrations (Details) [Line Items]
Concentration risk, percentage	10.00%
Purchases from vendors (in Dollars)	$ 300
Customer A [Member]
Credit Risk and Concentrations (Details) [Line Items]
Purchases from vendors (in Dollars)						$ 4,826
Customer A [Member] | Accounts Receivable [Member]
Credit Risk and Concentrations (Details) [Line Items]
Concentration risk, percentage								72.00%
Customer B [Member]
Credit Risk and Concentrations (Details) [Line Items]
Purchases from vendors (in Dollars)						$ 2,946
Customer B [Member] | Accounts Receivable [Member]
Credit Risk and Concentrations (Details) [Line Items]
Concentration risk, percentage							39.00%
Number of customer					60%
Customers C [Member] | Accounts Receivable [Member]
Credit Risk and Concentrations (Details) [Line Items]
Concentration risk, percentage							40.00%